Description of Business, Basis of Presentation and Significant Accounting Policies - (Anti-dilutive Shares Issuable) (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
LIONS GATE ENTERTAINMENT CORP. [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	24.0	23.2	28.7
Share Purchase Options
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	2.2	0.0	0.0
Share Purchase Options | LIONS GATE ENTERTAINMENT CORP. [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	16.8	17.1	23.0
Restricted Share Units (RSUs) | LIONS GATE ENTERTAINMENT CORP. [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	3.0	1.9	2.2
Other Issuable Shares | LIONS GATE ENTERTAINMENT CORP. [Member]
Anti-dilutive shares issuable [Line Items]
Anti-dilutive shares issuable	4.2	4.2	3.5